Eagle Investment Grade Bond Fund
Eagle Mutual Funds SUMMARY OF INVESTMENT GRADE BOND FUND | 8.15.2011
Investment objective
The Eagle Investment Grade Bond Fund ("Investment Grade Bond Fund" or the "fund") seeks current income and preservation of capital.
Fees and expenses
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Investment Grade Bond Fund.
Shareholder fees (fees paid directly from your investment):
Shareholder Fees -	Eagle Investment Grade Bond Fund Class R-6
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	none
Redemption Fee (as a % of amount redeemed, if applicable)	none

Annual fund operating expenses (expenses deducted from fund assets):
Annual Fund Operating Expenses -		Eagle Investment Grade Bond Fund Class R-6
Management Fees		0.30%
Distribution and Service (12b-1) Fees		none
Other Expenses		4.52%
Shareholder Service Fees		none
Remainder of Other Expenses		4.52%
Total Annual Fund Operating Expenses	[1]	4.82%
Fee Waivers and Expense Reimbursements		(4.32%)
Net Expenses		0.50%
[1]	Eagle Asset Management, Inc. ("Eagle") has contractually agreed to cap its management fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses exceed 0.50% of the R-6 class' average daily net assets through August 15, 2012. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, extraordinary expenses and includes offset expense arrangements with the fund's custodian. The fund's Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's management fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fee reimbursement.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	Year 1	Year 3	Year 5	Year 10
Eagle Investment Grade Bond Fund Class R-6	51	1,060	2,073	4,621

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual fund operating expenses or in the Expense example, affect the fund's performance. Since the fund's inception on March 1, 2010, the fund's portfolio turnover rate was 53% of the average value of its portfolio.

Principal investment strategies
During normal market conditions, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a portfolio of U.S. and foreign investment grade fixed income instruments of varying maturities. Investment grade is defined as securities rated BBB- or better by Standard & Poor's Rating Services or an equivalent rating by at least one other nationally recognized statistical rating organization or, for unrated securities, those that are determined to be of equivalent quality by the fund's Portfolio Managers. The average portfolio duration of the fund is expected to vary and may generally range anywhere from two to seven years based upon economic and market conditions. The fund's strategy is to actively allocate assets among market sectors. The fund expects to invest in a variety of fixed income securities including, but not limited to:

corporate debt securities of U.S. and non-U.S. issuers, including corporate commercial paper;
bank certificates of deposit;
debt securities issued by states or local governments and their agencies;
obligations of non-U.S. Governments and their subdivisions, agencies and government sponsored enterprises;
obligations of international agencies or supranational entities (such as the European Union);
obligations issued or guaranteed by the U.S. Government and its agencies;
mortgage-backed securities and asset-backed securities;
commercial real estate securities; and
floating rate instruments.

In addition, the fund may invest a portion of its assets in lower-rated corporate bonds and other fixed income securities that focus on delivering high income.

Principal risks
The greatest risk of investing in this fund is that you could lose money. The values of most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. As a result, the fund's net asset value ("NAV") may also increase or decrease. Investments in this fund are subject to the following primary risks and these risks are further explained in the statutory prospectus under "Additional Information on Investment Strategies" and "Additional Information on Risks."

Call risk is the possibility that, as interest rates decline, issuers of callable bonds may call fixed income securities with high interest rates prior to their maturity dates;
Credit risk arises if an issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt;
Foreign security risk is the risk of instability in currency exchange rates, political unrest, economic conditions or foreign law changes;

  Government Sponsored Enterprises ("GSE") (which are obligations issued by agencies and instrumentalities of the U.S. Government) risk is due to investments in GSEs having variations in the level of support they receive from the U.S. Government and may not be backed by the full faith and credit of the U.S. Government;

High-yield security risk results from investments in below investment grade bonds, which have a greater risk of loss of money, are susceptible to rising interest rates and have greater volatility;
Inflation risk is the risk that high rates of inflation or changes in the market's inflation expectations may adversely affect the market value of inflation-sensitive securities;

  Interest rate risk is the risk that the value of a fund's investments in fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the fund;

Issuer and market risk is the risk that market conditions or other events that impact specific fixed-income issuers will have an adverse effect on the fund's yield;

  Liquidity risk is the possibility that, during times of widespread market turbulence, trading activity in certain securities may be significantly hampered, which may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous price or time;

Mortgage- and asset-backed security risk, which is possible in an unstable or depressed housing market, arises from the potential for mortgage failure or premature repayment of principal; and

  Investing in other investment companies and exchange-traded funds ("ETFs") carries with it the risk that by investing in another investment company or ETF, the fund, and therefore its shareholders, indirectly bear the fund's proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses fund shareholders directly bear in connection with the fund's own operations.

Performance
No performance information is presented for the fund because the fund does not have performance history for a complete calendar year. In the future, performance information will be presented in this section. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

During performance period: (Class A Shares)	Return	Quarter ended
Best Quarter	25.26%	June 30, 2009
Worst Quarter	(16.05)%	March 31, 2009

The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Average annual total returns (for the periods ended December 31, 2010): Fund return (after deduction of sales charges and expenses)
Average Annual Total Returns - Eagle Investment Grade Bond Fund	Inception Date	Lifetime
Class A	Mar. 01, 2010	20.56%
Class A Return After Taxes on Distributions	Mar. 01, 2010	19.11%
Class A Return After Taxes on Distributions and Sale of Fund Shares	Mar. 01, 2010	17.18%
Barclays Capital Intermediate Government/Credit Index (reflects no deduction for fees, expenses or taxes)		20.75%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.